SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Non-Cash Investing and Financing Activities and Other Supplemental Data
The Company's non-cash investing and financing activities and other supplemental data were as follows:

	Three Months Ended March 31,
	2018	2017
Non-Cash Investing and Financing Activities:
Continuing Operations:
Property and equipment accrued but unpaid	$91,036	$61,170
Notes payable to vendor	30,237	—
Capital lease obligations	656	—
Supplemental Data:
Cash interest paid	464,763	524,864
Income taxes paid (refunded), net	(1,027)	1,553

The Company's non-cash investing and financing activities and other supplemental data were as follows:

	Years Ended December 31,
	2017	2016
Non-Cash Investing and Financing Activities:
Continuing Operations:
Conversion of notes payable to affiliates and related parties of $1,750,000 (together with accrued and unpaid interest and applicable premium) to common stock (See Note 9)	$2,264,252	$—
Property and equipment accrued but unpaid	171,604	155,653
Distributions declared but not paid	—	79,617
Leasehold improvements paid by landlord	3,998	—
Notes payable to vendor	40,131	12,449
Capital lease obligations	9,385	—
Deferred financing costs accrued but unpaid	—	2,570
Supplemental Data:
Cash interest paid	1,765,126	1,192,370
Income taxes paid, net	29,006	1,538